RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2021
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Text Block]

6. RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE

Receivables and Prepaid Expenses As at	December 31, 2021	December 31, 2020	January 1, 2020
Receivables	$37,202	$32,094	$85,907
Prepaid expenses	684,354	631,491	460,207
Total Receivables and Prepaid Expenses	$721,556	$663,585	$546,114

Long-Term Deposits As at	December 31, 2021	December 31, 2020	January 1, 2020
Long-term security deposit*	$33,294	$23,723	$16,262
Total Long-Term Deposits	$33,294	$23,723	$16,262

*Long-term security deposit is related to the head-office lease, Boise office lease, utility, equipment rental, and the campground lease security deposits.

At December 31, 2021, December 31, 2020, and January 1, 2020, the Company anticipates full recovery or full utilization of these amounts and therefore no impairment has been recorded against these receivables, prepaid expenses, and long-term deposits. The Company holds no collateral for any receivable amounts outstanding as at December 31, 2021, December 31, 2020, and January 1, 2020.

Loan receivable

In August 2020, the Company extended a $140,000 loan to a local entrepreneur to complete the construction of a restaurant in Jordan Valley. The loan was subsequently increased from $140,000 to $175,000 in early 2021. The loan bears a 6.0% interest rate per annum for a five-year term and the monthly loan instalment is $3,383. The loan is fully secured by the premises and all property affixed or attached to or incorporated upon the premises.

The first payment was originally due on January 31, 2021 but was subsequently deferred to April 30, 2021. A total of three repayments were made in 2021. This restaurant is now serving the local community and the Company's employees and contractors.

A summary of the changes in the loan receivable for the years ended December 31, 2021 and 2020 is as follows:

Loan receivable
Balance, January 1, 2020	$-
Loan receivable	140,000
Principal payments	-
Balance, December 31, 2020	$140,000
Loan receivable - addition	35,000
Principal payments	(7,562)
Balance, December 31, 2021	$167,438

	December 31, 2021	December 31, 2020
Current portion	$47,830	$24,752
Non-current portion	119,608	115,248

Interest income in the current year ended December 31, 2021 was $7,624 (December 31, 2020 - $Nil) - $5,037 was accrued for July - December 2021 (included in the "Interest income - loan receivable").

An impairment test is being performed quarterly, based on the expected credit loss model. Management assessed the credit risk related to the loan as low (Note 4(i)). Integra is protected as the loan is fully secured on building and land, as per the Promissory Note agreement.